Trade receivables (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other receivables [abstract]
Disclosure of detailed information about trade receivables
Trade receivables include the following:

in € thousand	June 30, 2026	December 31, 2025
Trade receivables	16,266	27,785
Less: loss allowance of receivables	(4)	(52)
Contract assets	78	80
TRADE RECEIVABLES, NET	16,339	27,813